Significant Accounting Policies [Financial Assets and Liabilities or Nonfinancial Assets and Liabilities Measured at Fair Value on Recurring Basis] (Detail) (USD $)
In Thousands, unless otherwise specified
May 31, 2011
Liabilities:
Total	$ 4,243
Newave [Member]
Liabilities:
Contingent consideration for acquisition of Newave	4,243
Fair Value, Inputs, Level 3 [Member]
Liabilities:
Total	4,243
Fair Value, Inputs, Level 3 [Member] | Newave [Member]
Liabilities:
Contingent consideration for acquisition of Newave	$ 4,243